Employee benefits and sharebased payments (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026 ARS ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 USD ($)
Statement [Line Items]
Expected volatility rate	34.10%	34.10%
Interest rate	9.80%	9.80%
Accumulated expenses		$ 4.3
Defined contribution plan	January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions	January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions
Description of Share based compensation program	the maximum number of shares provided under the plan amounts to 765,779 shares, while the target scenario contemplates 544,172 shares and the minimum scenario 357,656 shares	the maximum number of shares provided under the plan amounts to 765,779 shares, while the target scenario contemplates 544,172 shares and the minimum scenario 357,656 shares
Defined contribution plan [member]
Statement [Line Items]
Contributions	$ 3,776		$ 5,302	$ 3,628.0